Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes
Income Taxes

18.Income Taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain arising in Cayman Islands.

BVI

Under the current laws of the BVI, Quhuo BVI is not subject to tax on income or capital gains.

Hong Kong

The Company's subsidiaries incorporated in Hong Kong are subject to Hong Kong profits tax of 16.5% on its activities conducted in Hong Kong. In 2023, Quhuo International, a new subsidiary, qualified for the requirements of two-tiered tax rates, and its first two million HK dollar of annual profit tax was eligible for 8.25% reduction and profits above will be subject to the tax rate of 16.5%. No provision for Hong Kong profits tax was made in the consolidated financial statements for the years ended December 31, 2021 and 2022, respectively.

18.Income Taxes (continued)

PRC

The Company’s subsidiaries, VIE and VIE’s subsidiaries in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008 except for the following entities eligible for preferential tax rates. In 2022, Nantong Runda qualified for the requirements of small and micro-sized enterprise, thus 12.5% of the first RMB 1.0 million of the assessable profit before tax is subject to preferential tax rate of 20% and the 25% of the assessable profit before tax exceeding RMB 1.0 million but not exceeding RMB 3.0 million is subject to preferential tax rate of 20%. In 2023, Shanghai Quhuo and Nantong Runda qualified for the requirements of small and micro-sized enterprise, thus 25% of its first RMB 3.0 million of the assessable profit before tax is subject to the tax rate of 20%. Hainan Quhuo, Hainan Xinying and Haikou Chengtu are enterprises registered in the Hainan free trade port and engaged in substantial business in encouraged industries and are therefore entitled to preferential tax rate of 15%. Beijing Quhuo, a subsidiary of VIE, was recognized as high and new technology enterprise (“HNTE”) in 2020 and extendedd in 2023, thus it is eligible for a preferential tax rate of 15% from 2020 to 2025.

Dividends, interests, rent or royalties payable by the Company’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

Composition of income tax expense

The current and deferred portions of income tax expense included in the consolidated statements of comprehensive loss were as follows:

	As of December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Current income tax expense	16,360	26,211	5,166	727
Deferred income tax benefit	(4,333)	(5,209)	(6,093)	(858)
Total income tax expense/ (benefit)	12,027	21,002	(927)	(131)

18.Income Taxes (continued)

Reconciliation between expenses of income taxes

The reconciliations of the income tax expense for the years ended December 31, 2021, 2022 and 2023 were as follows:

	For the year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Net (loss)/income before income tax expense	(179,203)	4,588	5,081	715
Income tax at statutory tax rate	(44,801)	1,147	1,270	179
International tax rate difference	12,801	14,598	(289)	(41)
Effect of preferential tax rates	(4,080)	(9,083)	(3,970)	(559)
Non-deductible entertainment expenses	4,189	4,637	454	64
Non-deductible stock compensation	18,020	4,940	(124)	(18)
Other non-deductible expense	17,576	3,819	1,789	252
Research and development expense super-deduction	(1,562)	(2,003)	(1,520)	(214)
Changes in valuation allowance	4,290	424	(1,355)	(191)
Interest expense	5,785	2,523	2,818	397
Tax rate change	(191)	—	—	—
Income tax expense/(benefit)	12,027	21,002	(927)	(131)

Deferred tax assets and liabilities

Deferred taxes were measured using the enacted tax rates for the periods in which the temporary differences are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax balances as of December 31, 2022 and 2023 were as follows:

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Deferred tax assets:
Tax losses carried forward	17,779	27,950	3,937
Accrued expense and other current liabilities	6,969	—	—
Amortization and depreciation difference	2,928	3,868	545
Bad debt provision	1,464	1,269	179
Leasing liability	980	1,109	156
Prepaid rent	266	163	23
Less: valuation allowance	(16,164)	(14,809)	(2,086)
Deferred tax assets, net	14,222	19,550	2,754
Deferred tax liabilities:
Intangible assets	1,790	999	141
Right-of-use assets	1,247	1,272	179
Deferred tax liabilities, net	3,037	2,271	320

The Company operates through VIE and subsidiaries of the VIE and valuation allowance is considered for each of the entities on an individual basis. The Company recorded valuation allowance against deferred tax assets of those entities that were in a three-year cumulative financial loss and are not forecasting profits in the near future as of December 31, 2021, 2022 and 2023. In making such determination, the Company also evaluated a variety of factors including the Company’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

18.Income Taxes (continued)

Deferred tax assets and liabilities (continued)

As of December 31, 2021, 2022 and 2023, the Company had taxable losses of RMB56,041, RMB81,542 and RMB113,220 (US$15,947) derived from entities in the PRC, which can be carried forward per tax regulation to offset future taxable income for income tax purposes. The PRC taxable losses will expire from December 31, 2024 to 2028 if not utilized.

Unrecognized Tax Benefit

As of December 31, 2021, 2022 and 2023, the Company had unrecognized tax benefit of RMB43,311, RMB55,263 and RMB54,212 (US$7,636), respectively, of which RMB40,002, RMB53,656 and RMB54,212 (US$7,636) are presented on a net basis against the deferred tax assets related to tax loss carry forwards on the consolidated balance sheets. It is possible that the amount of unrecognized tax benefit will further change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment. As of December 31, 2021, 2022 and 2023, unrecognized tax benefits of RMB43,197, RMB55,149 and RMB54,098 (US$7,620), respectively, if ultimately recognized, will impact the effective tax rate. A reconciliation of the beginning and ending amount of unrecognized tax benefit was as follows:

	For the year ended December 31,
	2022	2023	2023
	RMB	RMB	US$
Balance at January 1	43,311	55,263	7,784
Increase	12,449	5,245	739
Decrease	(497)	(6,296)	(887)
Balance at December 31	55,263	54,212	7,636

In the years ended December 31, 2021, 2022 and 2023, the Company recorded interest expense accrued in relation to the unrecognized tax benefit of RMB5,785, RMB2,523 and RMB2,818 (US$397) in income tax expense, respectively. Accumulated interest expense recorded in unrecognized tax benefit was RMB8,901, RMB11,424 and RMB14,242 (US$2,006), respectively, as of December 31, 2021, 2022 and 2023.

As of December 31, 2023, the tax years ended December 31, 2018 through period ended as of the reporting date for the WFOE, the VIE and VIE’s subsidiaries remain open to examination by the PRC tax authorities.